Income Taxes (Details 2) - USD ($)	Sep. 30, 2015	Sep. 30, 2014
Current and long term deferred tax assets:
Net operating loss carryforwards	$ 20,164,392	$ 7,340,745
Stock compensation	6,317,492	1,853,056
Deferred revenue	3,333,201	3,121,214
Research and development credit carryforward	5,979,964	2,680,441
Foreign tax credits	2,602,949	2,067,091
Accruals and others	1,072,422	1,040,117
Gross deferred tax assets	(39,470,420)	(18,102,664)
Less valuation allowance	(38,694,795)	(17,400,409)
Net deferred tax assets	775,625	702,255
Deferred tax liability:
Fixed assets	$ (775,625)	$ (702,255)
Net deferred tax assets